Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SRQ-NPRT3-0124
1.912885.113
Corporate Bonds - 40.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		828,000	791,237
3.375% 8/15/26		1,784,000	807,260
			1,598,497
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. 4.625% 3/15/29 (b)		410,000	450,795

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		10,000	11,703

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		10,000	10,340

TOTAL INDUSTRIALS			22,043

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		170,000	192,610
Western Digital Corp. 3% 11/15/28 (b)		150,000	171,600
			364,210
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		414,000	235,980

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		158,000	158,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		90,000	78,705

TOTAL UTILITIES			236,705

TOTAL CONVERTIBLE BONDS			2,908,230
Nonconvertible Bonds - 40.2%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		867,000	629,842
5.125% 7/15/29(b)		575,000	411,148
8.125% 2/1/27(b)		850,000	731,146
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,470,000	1,334,209
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		825,000	699,060
5.625% 9/15/28(b)		300,000	224,286
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,490,000	1,430,410
Consolidated Communications, Inc. 5% 10/1/28 (b)		190,000	148,675
Frontier Communications Holdings LLC:
5% 5/1/28(b)		315,000	282,608
5.875% 10/15/27(b)		274,000	257,417
5.875% 11/1/29		235,000	188,092
Iliad Holding SAS 6.5% 10/15/26 (b)		1,215,000	1,182,774
Level 3 Financing, Inc.:
3.4% 3/1/27(b)		700,000	589,750
3.625% 1/15/29(b)(c)		557,000	272,930
3.75% 7/15/29(b)(c)		795,000	381,600
4.25% 7/1/28(b)(c)		390,000	206,700
4.625% 9/15/27(b)(c)		350,000	210,000
10.5% 5/15/30(b)		479,000	444,273
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		40,000	35,284
Telecom Italia Capital SA:
6% 9/30/34		242,000	218,293
7.2% 7/18/36		98,000	95,332
7.721% 6/4/38		200,000	199,533
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,500
Windstream Escrow LLC 7.75% 8/15/28 (b)		300,000	247,332
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		65,000	49,593
6.125% 3/1/28(b)		150,000	100,699
			10,753,486
Entertainment - 0.2%
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		1,450,000	1,305,145
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		665,000	625,100
Playtika Holding Corp. 4.25% 3/15/29 (b)		605,000	510,961
Roblox Corp. 3.875% 5/1/30 (b)		1,055,000	905,981
			3,347,187
Media - 3.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		764,000	680,943
Altice Financing SA:
5% 1/15/28(b)		1,385,000	1,185,913
5.75% 8/15/29(b)		2,485,000	2,042,657
Altice France Holding SA:
6% 2/15/28(b)		3,070,000	1,239,908
10.5% 5/15/27(b)		1,935,000	1,027,779
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		1,535,000	1,280,495
4.25% 1/15/34(b)		375,000	292,526
4.5% 8/15/30(b)		1,488,000	1,276,723
4.5% 5/1/32		3,325,000	2,738,559
4.5% 6/1/33(b)		1,725,000	1,380,114
4.75% 2/1/32(b)		240,000	201,598
5% 2/1/28(b)		1,000,000	937,079
6.375% 9/1/29(b)		3,090,000	2,981,327
7.375% 3/1/31(b)		1,530,000	1,530,727
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		130,000	120,328
7.5% 6/1/29(b)		680,000	535,956
7.75% 4/15/28(b)		995,000	815,571
9% 9/15/28(b)		1,180,000	1,191,800
CSC Holdings LLC:
4.125% 12/1/30(b)		1,152,000	819,890
4.625% 12/1/30(b)		2,417,000	1,331,179
5.375% 2/1/28(b)		211,000	179,400
5.75% 1/15/30(b)		2,715,000	1,533,975
6.5% 2/1/29(b)		1,530,000	1,300,072
7.5% 4/1/28(b)		935,000	639,450
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375%(b)(d)		6,605,000	156,869
6.625%(b)(d)		13,785,000	292,931
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		770,000	692,878
DISH DBS Corp.:
5.125% 6/1/29		1,570,000	711,328
5.25% 12/1/26(b)		500,000	402,025
5.75% 12/1/28(b)		1,110,000	822,160
7.375% 7/1/28		1,420,000	701,945
7.75% 7/1/26		2,219,000	1,324,466
DISH Network Corp. 11.75% 11/15/27 (b)		2,129,000	2,113,304
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		940,000	670,130
Gray Television, Inc. 5.875% 7/15/26 (b)		525,000	490,875
iHeartCommunications, Inc.:
5.25% 8/15/27(b)		467,000	357,891
6.375% 5/1/26		215,000	182,963
8.375% 5/1/27		1,199,567	839,559
Lamar Media Corp. 4.875% 1/15/29		897,000	849,908
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		185,000	155,363
6.75% 10/15/27(b)		310,000	291,501
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		1,645,000	1,441,431
Midcontinent Communications & Midcontinent Finance Corp. 5.375% 8/15/27 (b)		394,000	366,574
News Corp. 3.875% 5/15/29 (b)		125,000	110,580
Nexstar Media, Inc. 5.625% 7/15/27 (b)		308,000	291,621
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		230,000	235,865
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		512,000	381,389
6.5% 9/15/28(b)		2,825,000	1,323,089
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		525,000	442,313
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)		865,000	754,911
Sirius XM Radio, Inc.:
4% 7/15/28(b)		2,385,000	2,130,977
4.125% 7/1/30(b)		1,315,000	1,109,531
5% 8/1/27(b)		1,074,000	1,020,396
5.5% 7/1/29(b)		605,000	562,142
TEGNA, Inc. 5% 9/15/29		130,000	115,531
Townsquare Media, Inc. 6.875% 2/1/26 (b)		870,000	838,593
Univision Communications, Inc.:
5.125% 2/15/25(b)		935,000	923,313
6.625% 6/1/27(b)		2,110,000	2,079,331
7.375% 6/30/30(b)		790,000	775,310
8% 8/15/28(b)		605,000	611,558
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		150,000	128,721
VZ Secured Financing BV 5% 1/15/32 (b)		665,000	544,662
Ziggo BV 4.875% 1/15/30 (b)		170,000	145,507
			54,653,410
Wireless Telecommunication Services - 0.4%
Digicel Group Ltd. 6.75% (b)(d)		7,925,000	158,500
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8%(b)(d)		1,250,000	25,000
8.75% 5/25/24(b)		200,000	184,000
13% 12/31/25 pay-in-kind(b)		20,000	13,600
Intelsat Jackson Holdings SA:
5.5%(c)(d)		3,685,000	0
6.5% 3/15/30(b)		2,185,000	2,024,756
8.5%(b)(c)(d)		7,200,000	1
9.75%(b)(c)(d)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(b)		235,000	187,178
5.125% 1/15/28(b)		171,000	154,328
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		865,000	405,832
U.S. Cellular Corp. 6.7% 12/15/33		315,000	308,801
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		127,000	106,766
4.75% 7/15/31(b)		1,850,000	1,579,279
			5,148,041
TOTAL COMMUNICATION SERVICES			73,902,124

CONSUMER DISCRETIONARY - 8.1%
Automobile Components - 1.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26(b)		575,000	553,602
7% 4/15/28(b)		255,000	259,262
8.25% 4/15/31(b)		860,000	873,860
Albion Financing 2 SARL 8.75% 4/15/27 (b)		370,000	351,940
American Axle & Manufacturing, Inc. 6.25% 3/15/26		225,000	222,112
Clarios Global LP / Clarios U.S. Finance Co. 8.5% 5/15/27 (b)		1,450,000	1,458,688
Dana Financing Luxembourg SARL 8.5% 7/15/31 (b)	EUR	601,000	695,879
Dana, Inc.:
4.25% 9/1/30		780,000	662,025
5.375% 11/15/27		50,000	47,463
5.625% 6/15/28		1,565,000	1,491,602
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)		480,000	474,787
Hertz Corp.:
4.625% 12/1/26(b)		125,000	110,171
5% 12/1/29(b)		390,000	299,332
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(e)		40,000	37,643
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		575,000	586,011
8.375% 5/1/28(b)		320,000	328,064
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)		346,000	310,229
Patrick Industries, Inc.:
4.75% 5/1/29(b)		200,000	172,841
7.5% 10/15/27(b)		125,000	124,101
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		264,000	122,100
Tenneco, Inc. 8% 11/17/28 (b)		1,230,000	1,012,671
The Goodyear Tire & Rubber Co.:
5% 7/15/29		15,000	13,685
5.25% 4/30/31		1,150,000	1,006,382
5.25% 7/15/31		1,620,000	1,405,350
5.625% 4/30/33		270,000	232,318
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		235,000	229,636
6.875% 4/14/28(b)		335,000	339,773
7.125% 4/14/30(b)		390,000	400,353
			13,821,880
Automobiles - 0.6%
Ford Motor Co.:
3.25% 2/12/32		195,000	155,525
4.75% 1/15/43		1,088,000	843,031
5.291% 12/8/46		35,000	28,450
6.1% 8/19/32		2,135,000	2,079,353
7.4% 11/1/46		75,000	76,616
9.625% 4/22/30		700,000	801,833
Nissan Motor Co. Ltd. 4.81% 9/17/30 (b)		425,000	378,392
PM General Purchaser LLC 9.5% 10/1/28 (b)		755,000	739,674
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(e)(f)		4,245,000	4,237,557
			9,340,431
Broadline Retail - 0.3%
Cmg Media Corp. 8.875% 12/15/27 (b)		2,230,000	1,784,000
Kohl's Corp. 4.25% 7/17/25		20,000	19,240
Match Group Holdings II LLC:
3.625% 10/1/31(b)		435,000	355,613
4.125% 8/1/30(b)		1,544,000	1,343,573
4.625% 6/1/28(b)		500,000	466,091
5% 12/15/27(b)		175,000	167,573
5.625% 2/15/29(b)		160,000	150,800
Nordstrom, Inc.:
4.25% 8/1/31		70,000	55,265
4.375% 4/1/30		45,000	37,415
			4,379,570
Distributors - 0.2%
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28(b)		385,000	392,107
7.75% 3/15/31(b)		570,000	591,432
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,590,000	1,635,499
			2,619,038
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		777,000	728,937
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		675,000	657,281
Service Corp. International:
3.375% 8/15/30		400,000	336,012
4% 5/15/31		460,000	391,989
5.125% 6/1/29		105,000	100,275
Sotheby's 7.375% 10/15/27 (b)		230,000	210,923
TKC Holdings, Inc.:
6.875% 5/15/28(b)		240,000	216,600
10.5% 5/15/29(b)		255,000	220,575
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		375,000	352,456
			3,215,048
Hotels, Restaurants & Leisure - 4.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		160,000	147,269
4% 10/15/30(b)		1,334,000	1,150,018
Affinity Gaming LLC 6.875% 12/15/27 (b)		645,000	561,514
Brinker International, Inc. 8.25% 7/15/30 (b)		600,000	602,334
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		1,375,000	1,208,220
7% 2/15/30(b)		1,555,000	1,556,399
8.125% 7/1/27(b)		2,505,000	2,551,976
Carnival Corp.:
4% 8/1/28(b)		125,000	113,528
5.75% 3/1/27(b)		1,530,000	1,454,003
6% 5/1/29(b)		1,445,000	1,329,541
6.65% 1/15/28		110,000	100,712
7% 8/15/29(b)		490,000	499,584
7.625% 3/1/26(b)		3,130,000	3,147,282
10.5% 6/1/30(b)		1,430,000	1,524,785
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (b)		400,000	349,878
CCM Merger, Inc. 6.375% 5/1/26 (b)		250,000	240,023
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)		1,260,000	1,183,007
Cedar Fair LP 5.25% 7/15/29		735,000	672,047
Churchill Downs, Inc. 6.75% 5/1/31 (b)		755,000	741,855
Cirsa Finance International SARL:
4.5% 3/15/27(b)	EUR	515,000	526,911
10.375% 11/30/27(b)	EUR	100,000	117,824
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		45,000	39,476
Dave & Buster's, Inc. 7.625% 11/1/25 (b)		700,000	701,942
Everi Holdings, Inc. 5% 7/15/29 (b)		149,000	130,613
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		1,510,000	1,274,213
Garden SpinCo Corp. 8.625% 7/20/30 (b)		115,000	120,711
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		536,000	537,142
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,325,000	1,112,793
4% 5/1/31(b)		190,000	167,164
International Game Technology PLC:
5.25% 1/15/29(b)		985,000	929,226
6.25% 1/15/27(b)		1,610,000	1,606,815
Jacobs Entertainment, Inc.:
6.75% 2/15/29(b)		890,000	797,636
6.75% 2/15/29(b)		325,000	291,922
Life Time, Inc.:
5.75% 1/15/26(b)		612,000	599,744
8% 4/15/26(b)		1,044,000	1,044,000
Lindblad Expeditions Holdings 9% 5/15/28 (b)		500,000	504,574
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		40,000	39,000
Lottomatica SpA 7.125% 6/1/28 (b)	EUR	130,000	147,191
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		295,000	249,942
MGM Resorts International:
4.75% 10/15/28		1,376,000	1,272,875
5.5% 4/15/27		337,000	326,488
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		1,090,000	971,008
Motion Finco SARL 7.375% 6/15/30 (b)	EUR	405,000	438,975
NCL Corp. Ltd.:
3.625% 12/15/24(b)		165,000	159,603
5.875% 3/15/26(b)		1,610,000	1,525,475
5.875% 2/15/27(b)		955,000	924,535
7.75% 2/15/29(b)		1,475,000	1,394,083
8.125% 1/15/29(b)		393,000	400,177
8.375% 2/1/28(b)		275,000	284,474
NCL Finance Ltd. 6.125% 3/15/28 (b)		895,000	812,104
Ontario Gaming GTA LP 8% 8/1/30 (b)		310,000	313,134
Penn Entertainment, Inc. 5.625% 1/15/27 (b)		1,250,000	1,189,231
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		425,000	302,216
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		640,000	606,124
5.375% 7/15/27(b)		770,000	740,824
5.5% 8/31/26(b)		825,000	802,557
5.5% 4/1/28(b)		1,480,000	1,413,805
7.25% 1/15/30(b)		75,000	76,394
8.25% 1/15/29(b)		700,000	732,120
9.25% 1/15/29(b)		975,000	1,040,048
11.625% 8/15/27(b)		1,050,000	1,138,754
Scientific Games Corp.:
7.25% 11/15/29(b)		2,200,000	2,205,500
7.5% 9/1/31(b)		560,000	568,213
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		1,175,000	1,077,322
Six Flags Entertainment Corp.:
5.5% 4/15/27(b)		770,000	736,097
7.25% 5/15/31(b)		1,205,000	1,161,927
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		280,000	274,704
Viking Cruises Ltd.:
5.875% 9/15/27(b)		880,000	828,502
7% 2/15/29(b)		125,000	119,725
9.125% 7/15/31(b)		355,000	369,222
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		400,000	370,000
Wynn Macau Ltd.:
5.125% 12/15/29(b)		650,000	547,625
5.5% 10/1/27(b)		2,265,000	2,064,140
5.625% 8/26/28(b)		200,000	176,773
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(b)		550,000	495,340
7.125% 2/15/31(b)		175,000	174,218
Yum! Brands, Inc.:
3.625% 3/15/31		95,000	81,595
4.625% 1/31/32		430,000	386,678
5.35% 11/1/43		845,000	772,119
5.375% 4/1/32		80,000	75,705
6.875% 11/15/37		1,170,000	1,237,171
			60,660,394
Household Durables - 0.5%
Adams Homes, Inc. 9.25% 10/15/28 (b)		275,000	270,043
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)		75,000	63,101
4.625% 4/1/30(b)		590,000	492,234
6.625% 1/15/28(b)		25,000	23,592
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		125,000	116,875
7.25% 10/15/29		1,475,000	1,425,832
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(b)		679,000	573,402
6.25% 9/15/27(b)		563,000	531,236
Castle UK Finco PLC 7% 5/15/29 (b)	GBP	295,000	296,821
Empire Communities Corp. 7% 12/15/25 (b)		175,000	167,134
KB Home 4.8% 11/15/29		875,000	797,956
LGI Homes, Inc. 8.75% 12/15/28 (b)		125,000	128,575
M/I Homes, Inc. 4.95% 2/1/28		485,000	461,022
Newell Brands, Inc.:
4.7% 4/1/26		100,000	96,535
6.375% 9/15/27		100,000	97,585
6.5% 4/1/46(g)		80,000	64,006
6.625% 9/15/29		100,000	97,461
STL Holding Co. LLC 7.5% 2/15/26 (b)		500,000	477,500
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		1,025,000	643,188
TopBuild Corp. 4.125% 2/15/32 (b)		235,000	200,823
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		5,000	4,963
TRI Pointe Homes, Inc. 5.7% 6/15/28		620,000	589,084
			7,618,968
Leisure Products - 0.0%
Mattel, Inc. 5.45% 11/1/41		80,000	68,328
Vista Outdoor, Inc. 4.5% 3/15/29 (b)		145,000	137,388
			205,716
Specialty Retail - 0.9%
Arko Corp. 5.125% 11/15/29 (b)		225,000	187,312
At Home Group, Inc.:
4.875% 7/15/28(b)		255,000	75,863
7.125% 5/12/28 pay-in-kind(b)(e)		317,998	95,399
7.125% 7/15/29(b)		550,000	82,500
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		1,550,000	1,534,177
6.95% 3/1/33		440,000	411,475
7.5% 6/15/29		230,000	236,157
Carvana Co.:
4.875% 9/1/29(b)		292,000	166,487
5.5% 4/15/27(b)		220,000	151,800
5.875% 10/1/28(b)		160,000	94,400
12% 12/1/28 pay-in-kind(b)(e)		108,000	85,298
13% 6/1/30 pay-in-kind(b)(e)		162,000	126,765
14% 6/1/31 pay-in-kind(b)(e)		193,000	153,186
Foot Locker, Inc. 4% 10/1/29 (b)		125,000	100,903
Gap, Inc. 3.875% 10/1/31 (b)		1,050,000	829,327
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(b)		845,000	819,063
7.75% 10/15/25(b)		350,000	353,497
LBM Acquisition LLC 6.25% 1/15/29 (b)		750,000	628,215
LCM Investments Holdings:
4.875% 5/1/29(b)		1,285,000	1,122,881
8.25% 8/1/31(b)		305,000	306,592
Metis Merger Sub LLC 6.5% 5/15/29 (b)		2,685,000	2,269,044
Michaels Companies, Inc. 7.875% 5/1/29 (b)		220,000	125,066
Park River Holdings, Inc.:
5.625% 2/1/29(b)		1,225,000	921,851
6.75% 8/1/29(b)		150,000	114,355
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		750,000	706,995
Sally Holdings LLC 5.625% 12/1/25		925,000	910,519
Specialty Building Products Holdings LLC 6.375% 9/30/26 (b)		665,000	645,027
Victoria's Secret & Co. 4.625% 7/15/29 (b)		130,000	105,493
			13,359,647
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		130,000	106,275
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	51,826
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		770,000	666,050
Levi Strauss & Co. 3.5% 3/1/31 (b)		130,000	108,875
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,330,000	1,795,288
			2,728,314
TOTAL CONSUMER DISCRETIONARY			117,949,006

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		180,000	159,706
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,080,000	924,750
			1,084,456
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		590,000	522,912
4.875% 2/15/30(b)		705,000	659,183
C&S Group Enterprises LLC 5% 12/15/28 (b)		320,000	257,600
Iceland Bondco PLC:
3 month EURIBOR EURO INTER + 5.500% 9.475% 12/15/27(b)(e)(f)	EUR	100,000	108,469
4.625% 3/15/25 (Reg. S)	GBP	100,000	125,203
10.875% 12/15/27(b)	GBP	100,000	129,718
Performance Food Group, Inc. 5.5% 10/15/27 (b)		124,000	120,018
U.S. Foods, Inc. 6.875% 9/15/28 (b)		100,000	101,388
United Natural Foods, Inc. 6.75% 10/15/28 (b)		40,000	30,648
			2,055,139
Food Products - 0.4%
B&G Foods, Inc.:
5.25% 4/1/25		109,000	107,005
5.25% 9/15/27		1,315,000	1,144,775
8% 9/15/28(b)		575,000	587,652
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(b)		80,000	72,288
7.5% 4/15/25(b)		575,000	568,490
Darling Ingredients, Inc. 6% 6/15/30 (b)		950,000	917,211
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		565,000	505,797
4.375% 1/31/32(b)		95,000	82,802
Pilgrim's Pride Corp.:
3.5% 3/1/32		100,000	80,950
4.25% 4/15/31		115,000	99,594
Post Holdings, Inc.:
4.5% 9/15/31(b)		700,000	609,437
4.625% 4/15/30(b)		624,000	557,480
			5,333,481
Household Products - 0.0%
Energizer Holdings, Inc. 4.75% 6/15/28 (b)		409,000	365,591

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (b)		860,000	874,749

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (b)		781,000	695,190

TOTAL CONSUMER STAPLES			10,408,606

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		295,000	292,302
CGG SA 8.75% 4/1/27 (b)		330,000	299,475
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		750,000	752,151
Jonah Energy Parent LLC 12% 11/5/25 (c)(h)		645,029	670,056
Nabors Industries Ltd. 7.5% 1/15/28 (b)		330,000	292,050
Nabors Industries, Inc.:
5.75% 2/1/25		1,525,000	1,521,188
7.375% 5/15/27(b)		75,000	72,515
9.125% 1/31/30(b)		580,000	581,508
Noble Finance II LLC 8% 4/15/30 (b)		150,000	153,942
NuStar Logistics LP:
5.625% 4/28/27		665,000	654,629
5.75% 10/1/25		90,000	89,385
Precision Drilling Corp.:
6.875% 1/15/29(b)		25,000	23,625
7.125% 1/15/26(b)		325,000	323,024
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,255,000	1,285,810
Transocean Aquila Ltd. 8% 9/30/28 (b)		380,000	380,749
Transocean, Inc.:
6.8% 3/15/38		825,000	624,962
7.25% 11/1/25(b)		95,000	93,273
7.5% 1/15/26(b)		216,000	210,600
8% 2/1/27(b)		475,000	454,708
8.75% 2/15/30(b)		1,197,000	1,222,480
11.5% 1/30/27(b)		579,000	602,160
Valaris Ltd. 8.375% 4/30/30 (b)		920,000	925,492
			11,526,084
Oil, Gas & Consumable Fuels - 4.8%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		1,385,000	1,391,925
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		721,000	675,176
5.75% 3/1/27(b)		100,000	97,844
5.75% 1/15/28(b)		525,000	507,844
7.875% 5/15/26(b)		100,000	101,962
Antero Resources Corp.:
5.375% 3/1/30(b)		800,000	749,296
7.625% 2/1/29(b)		140,000	143,377
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(b)		386,000	380,680
8.25% 12/31/28(b)		250,000	250,221
9% 11/1/27(b)		450,000	570,375
Athabasca Oil Corp. 9.75% 11/1/26 (b)		767,000	791,928
California Resources Corp. 7.125% 2/1/26 (b)		140,000	140,847
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		120,000	116,100
Centennial Resource Production LLC:
5.875% 7/1/29(b)		285,000	272,175
7% 1/15/32(b)		265,000	265,726
7.75% 2/15/26(b)		25,000	25,254
Chesapeake Energy Corp.:
5.875% 2/1/29(b)		325,000	312,053
6.75% 4/15/29(b)		2,160,000	2,152,317
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		646,000	640,117
7% 6/15/25(b)		575,000	568,809
8.375% 1/15/29(b)		100,000	100,810
Civitas Resources, Inc.:
8.375% 7/1/28(b)		670,000	686,208
8.625% 11/1/30(b)		495,000	512,683
8.75% 7/1/31(b)		445,000	460,561
CNX Midstream Partners LP 4.75% 4/15/30 (b)		25,000	21,768
CNX Resources Corp.:
7.25% 3/14/27(b)		151,000	150,861
7.375% 1/15/31(b)		115,000	114,298
Comstock Resources, Inc.:
5.875% 1/15/30(b)		795,000	689,615
6.75% 3/1/29(b)		1,125,000	1,035,750
Conuma Resources Ltd. 13.125% 5/1/28 (b)		294,000	280,770
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)		245,000	255,220
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		259,000	248,640
5.625% 10/15/25(b)		60,000	59,400
CVR Energy, Inc.:
5.25% 2/15/25(b)		374,000	368,489
5.75% 2/15/28(b)		537,000	496,569
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,088
6.75% 9/15/37(b)		590,000	619,029
8.125% 8/16/30		570,000	644,241
Delek Logistics Partners LP 7.125% 6/1/28 (b)		540,000	508,761
DT Midstream, Inc.:
4.125% 6/15/29(b)		40,000	35,911
4.375% 6/15/31(b)		20,000	17,550
EG Global Finance PLC 12% 11/30/28 (b)		1,670,000	1,736,800
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		615,000	599,915
Energean PLC 6.5% 4/30/27 (b)		100,000	88,000
Energy Transfer LP:
5.625% 5/1/27(b)		979,000	961,916
5.75% 4/1/25		73,000	72,674
6% 2/1/29(b)		600,000	591,066
7.375% 2/1/31(b)		755,000	776,185
EnLink Midstream LLC:
5.625% 1/15/28(b)		335,000	325,034
6.5% 9/1/30(b)		330,000	332,144
EnLink Midstream Partners LP 4.85% 7/15/26		180,000	175,155
EQM Midstream Partners LP:
6% 7/1/25(b)		25,000	24,806
6.5% 7/1/27(b)		325,000	325,517
7.5% 6/1/27(b)		250,000	255,522
7.5% 6/1/30(b)		200,000	206,383
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		253,000	235,586
7% 8/1/27		437,000	418,858
Golar LNG Ltd. 7% 10/20/25 (b)		335,000	328,417
Gulfport Energy Corp. 8% 5/17/26 (b)		405,000	410,010
Harvest Midstream I LP 7.5% 9/1/28 (b)		425,000	418,789
Hess Midstream Partners LP:
5.125% 6/15/28(b)		620,000	593,331
5.5% 10/15/30(b)		100,000	94,373
HF Sinclair Corp. 5% 2/1/28 (i)		335,000	307,691
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(b)		200,000	187,968
6% 4/15/30(b)		275,000	256,521
6% 2/1/31(b)		1,255,000	1,158,548
6.25% 11/1/28(b)		1,125,000	1,094,585
6.25% 4/15/32(b)		525,000	484,891
8.375% 11/1/33(b)		1,105,000	1,138,231
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		448,000	465,882
Independence Energy Finance LLC:
7.25% 5/1/26(b)		1,265,000	1,255,513
9.25% 2/15/28(b)		1,040,000	1,074,736
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,845,000	1,789,843
Matador Resources Co. 5.875% 9/15/26		333,000	326,804
MEG Energy Corp. 5.875% 2/1/29 (b)		256,000	244,702
Mesquite Energy, Inc. 7.25% (b)(c)(d)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		290,000	246,106
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		2,405,000	2,284,264
6.75% 9/15/25(b)		1,044,000	1,011,848
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		1,750,000	1,756,575
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		290,000	292,992
8.75% 6/15/31(b)		90,000	93,375
Occidental Petroleum Corp.:
4.2% 3/15/48		95,000	69,600
4.4% 4/15/46		295,000	225,997
4.4% 8/15/49		130,000	91,487
4.5% 7/15/44		240,000	177,444
6.125% 1/1/31		320,000	323,149
6.2% 3/15/40		1,225,000	1,207,813
6.45% 9/15/36		235,000	240,661
6.625% 9/1/30		400,000	414,000
7.5% 5/1/31		555,000	604,237
7.95% 6/15/39		1,275,000	1,419,551
8.875% 7/15/30		470,000	535,354
Parkland Corp.:
4.5% 10/1/29(b)		375,000	334,072
4.625% 5/1/30(b)		1,130,000	1,008,525
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		530,000	530,000
Range Resources Corp.:
4.75% 2/15/30(b)		610,000	556,359
8.25% 1/15/29		260,000	269,441
Rockcliff Energy II LLC 5.5% 10/15/29 (b)		640,000	594,271
Rockies Express Pipeline LLC:
6.875% 4/15/40(b)		135,000	123,060
7.5% 7/15/38(b)		775,000	757,338
SilverBow Resources, Inc. 7.5% 12/15/28 (e)(h)		755,000	739,900
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		100,000	100,392
Southwestern Energy Co.:
4.75% 2/1/32		2,590,000	2,309,912
5.375% 3/15/30		900,000	853,345
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	578,766
4.5% 4/30/30		375,000	337,028
5.875% 3/15/28		140,000	137,109
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		603,000	556,295
6% 3/1/27(b)		985,000	947,324
6% 12/31/30(b)		2,190,000	1,977,407
6% 9/1/31(b)		2,035,000	1,824,692
Teine Energy Ltd. 6.875% 4/15/29 (b)		35,000	33,075
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31(b)		500,000	431,287
6.25% 1/15/30(b)		1,620,000	1,589,815
Venture Global LNG, Inc.:
8.125% 6/1/28(b)		725,000	718,814
8.375% 6/1/31(b)		2,325,000	2,290,889
9.5% 2/1/29(b)		1,510,000	1,558,011
9.875% 2/1/32(b)		1,250,000	1,281,053
Vermilion Energy, Inc. 6.875% 5/1/30 (b)		785,000	744,664
Viper Energy, Inc. 7.375% 11/1/31 (b)		55,000	55,660
Vital Energy, Inc.:
9.75% 10/15/30		125,000	125,254
10.125% 1/15/28		100,000	101,824
Western Gas Partners LP:
5.25% 2/1/50		185,000	154,182
5.3% 3/1/48		95,000	78,689
5.5% 8/15/48		55,000	46,153
			70,966,703
TOTAL ENERGY			82,492,787

FINANCIALS - 3.9%
Banks - 0.1%
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(e)		200,000	154,872
5.71% 1/15/26(b)		350,000	343,520
UniCredit SpA:
5.459% 6/30/35(b)(e)		161,000	140,643
5.861% 6/19/32(b)(e)		95,000	89,458
Western Alliance Bancorp. 3% 6/15/31 (e)		220,000	177,230
			905,723
Capital Markets - 0.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)		425,000	386,325
Coinbase Global, Inc. 3.625% 10/1/31 (b)		375,000	275,752
Hightower Holding LLC 6.75% 4/15/29 (b)		300,000	259,395
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		700,000	626,545
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		695,000	594,170
LPL Holdings, Inc.:
4% 3/15/29(b)		655,000	584,327
4.375% 5/15/31(b)		340,000	293,250
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		715,000	500,032
7.875% 5/1/27(b)		300,000	253,500
9.5% 6/1/28(b)		339,000	280,848
			4,054,144
Consumer Finance - 1.3%
Ally Financial, Inc.:
5.75% 11/20/25		19,000	18,647
6.7% 2/14/33		390,000	362,611
Bread Financial Holdings, Inc. 4.75% 12/15/24 (b)		450,000	438,682
Capstone Borrower, Inc. 8% 6/15/30 (b)		885,000	884,999
Cobra AcquisitionCo LLC 6.375% 11/1/29 (b)		630,000	459,900
Ford Motor Credit Co. LLC:
2.9% 2/10/29		670,000	568,490
3.375% 11/13/25		300,000	282,648
3.625% 6/17/31		280,000	232,643
3.815% 11/2/27		330,000	299,854
4% 11/13/30		95,000	81,665
4.389% 1/8/26		195,000	186,955
5.125% 6/16/25		95,000	92,866
7.35% 11/4/27		1,170,000	1,203,719
7.35% 3/6/30		700,000	728,109
goeasy Ltd.:
4.375% 5/1/26(b)		175,000	164,033
9.25% 12/1/28(b)		160,000	164,352
LFS Topco LLC 5.875% 10/15/26 (b)		375,000	329,963
Navient Corp.:
4.875% 3/15/28		630,000	557,938
5% 3/15/27		315,000	293,696
5.5% 3/15/29		1,695,000	1,482,740
6.75% 6/15/26		835,000	833,536
9.375% 7/25/30		980,000	1,005,251
11.5% 3/15/31		735,000	790,713
OneMain Finance Corp.:
3.5% 1/15/27		810,000	723,798
3.875% 9/15/28		600,000	515,306
5.375% 11/15/29		655,000	589,528
6.625% 1/15/28		1,076,000	1,045,725
6.875% 3/15/25		40,000	40,293
7.125% 3/15/26		1,245,000	1,255,408
9% 1/15/29		1,525,000	1,572,795
PROG Holdings, Inc. 6% 11/15/29 (b)		1,000,000	873,750
SLM Corp. 4.2% 10/29/25		495,000	469,973
			18,550,586
Financial Services - 1.5%
Altus Midstream LP 5.875% 6/15/30 (b)		1,740,000	1,657,502
At Home Cayman 11.5% 5/12/28 (b)		147,691	95,999
Block, Inc.:
2.75% 6/1/26		100,000	92,221
3.5% 6/1/31		495,000	414,268
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		985,000	982,538
Enact Holdings, Inc. 6.5% 8/15/25 (b)		1,795,000	1,772,991
Freedom Mortgage Corp.:
7.625% 5/1/26(b)		225,000	214,983
12% 10/1/28(b)		175,000	184,888
12.25% 10/1/30(b)		200,000	211,020
GGAM Finance Ltd.:
7.75% 5/15/26(b)		175,000	175,265
8% 2/15/27(b)		250,000	251,620
8% 6/15/28(b)		395,000	399,527
Gn Bondco LLC 9.5% 10/15/31 (b)		720,000	683,891
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		2,195,000	2,236,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,045,000	856,798
5.25% 5/15/27		1,106,000	998,165
6.25% 5/15/26		1,465,000	1,383,171
LD Holdings Group LLC 6.125% 4/1/28 (b)		275,000	193,739
MidCap Financial Issuer Trust:
5.625% 1/15/30(b)		465,000	374,325
6.5% 5/1/28(b)		1,020,000	887,400
MPH Acquisition Holdings LLC 5.5% 9/1/28 (b)		600,000	521,250
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(b)		665,000	574,620
5.5% 8/15/28(b)		543,000	502,477
NCR Atleos Corp. 9.5% 4/1/29 (b)		757,000	781,746
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (b)		490,000	319,725
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		1,165,000	1,007,683
5.375% 10/15/25(b)		880,000	855,677
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		580,000	468,947
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		540,000	483,300
United Shore Financial Services LLC:
5.5% 4/15/29(b)		525,000	469,699
5.75% 6/15/27(b)		740,000	695,760
Verscend Escrow Corp. 9.75% 8/15/26 (b)		1,340,000	1,345,029
			22,092,380
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		80,000	69,872
7% 11/15/25(b)		1,130,000	1,115,760
10.125% 8/1/26(b)		1,440,000	1,483,403
Alliant Holdings Intermediate LLC:
5.875% 11/1/29(b)		620,000	560,731
6.75% 10/15/27(b)		1,601,000	1,535,335
6.75% 4/15/28(b)		100,000	99,906
AmWINS Group, Inc. 4.875% 6/30/29 (b)		235,000	211,506
GTCR AP Finance, Inc. 8% 5/15/27 (b)		795,000	792,500
HUB International Ltd.:
5.625% 12/1/29(b)		695,000	630,202
7% 5/1/26(b)		900,000	895,285
7.25% 6/15/30(b)		1,940,000	1,982,799
Jones DesLauriers Insurance Management, Inc. 8.5% 3/15/30 (b)		845,000	872,463
National Financial Partners Corp. 8.5% 10/1/31 (b)		100,000	103,286
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		390,000	351,975
			10,705,023
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		10,000	9,671
4.375% 1/15/27(b)		765,000	699,975
			709,646
TOTAL FINANCIALS			57,017,502

HEALTH CARE - 3.1%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		587,000	231,131
Grifols SA 4.75% 10/15/28 (b)		220,000	194,450
			425,581
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC:
4.625% 8/1/29(b)		1,388,000	1,096,159
5.125% 3/1/30(b)		880,000	700,665
Avantor Funding, Inc.:
3.875% 11/1/29(b)		235,000	208,172
4.625% 7/15/28(b)		1,475,000	1,379,672
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (b)		600,000	613,500
Embecta Corp.:
5% 2/15/30(b)		690,000	580,111
6.75% 2/15/30(b)		150,000	129,000
Hologic, Inc. 3.25% 2/15/29 (b)		120,000	105,366
Mozart Borrower LP:
3.875% 4/1/29(b)		800,000	710,037
5.25% 10/1/29(b)		2,706,000	2,448,836
Teleflex, Inc. 4.25% 6/1/28 (b)		20,000	18,419
			7,989,937
Health Care Providers & Services - 1.8%
180 Medical, Inc. 3.875% 10/15/29 (b)		180,000	156,962
AMN Healthcare 4% 4/15/29 (b)		617,000	547,014
Cano Health, Inc. 6.25% 10/1/28 (b)		140,000	9,450
Community Health Systems, Inc.:
4.75% 2/15/31(b)		710,000	520,913
5.25% 5/15/30(b)		2,245,000	1,766,848
5.625% 3/15/27(b)		515,000	459,513
6% 1/15/29(b)		990,000	834,075
6.125% 4/1/30(b)		1,880,000	1,049,548
6.875% 4/15/29(b)		610,000	359,900
8% 12/15/27(b)		1,030,000	976,167
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		3,050,000	2,387,663
4.625% 6/1/30(b)		535,000	452,190
LifePoint Health, Inc. 4.375% 2/15/27 (b)		425,000	372,160
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		185,000	141,525
Modivcare, Inc. 5.875% 11/15/25 (b)		276,000	268,700
Molina Healthcare, Inc.:
3.875% 5/15/32(b)		105,000	88,056
4.375% 6/15/28(b)		590,000	547,056
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		580,000	488,582
Prime Healthcare Services 7.25% 11/1/25 (b)		700,000	657,354
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,738,000	1,680,415
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		790,000	517,382
9.875% 8/15/30(b)		285,000	277,148
11% 10/15/30(b)		615,000	616,640
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		390,000	301,532
Select Medical Corp. 6.25% 8/15/26 (b)		855,000	848,842
Star Parent, Inc. 9% 10/1/30 (b)		568,000	589,902
Tenet Healthcare Corp.:
4.25% 6/1/29		2,425,000	2,173,283
4.375% 1/15/30		2,475,000	2,212,340
6.125% 10/1/28		2,330,000	2,258,935
6.125% 6/15/30		1,705,000	1,660,601
6.75% 5/15/31(b)		505,000	505,567
6.875% 11/15/31		840,000	830,550
			26,556,813
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,505,000	1,304,539
IQVIA, Inc. 6.5% 5/15/30 (b)		500,000	504,225
			1,808,764
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		225,000	200,027
4% 3/15/31(b)		180,000	154,800
4.25% 5/1/28(b)		70,000	64,869
			419,696
Pharmaceuticals - 0.6%
1375209 BC Ltd. 9% 1/30/28 (b)		250,000	241,395
Bausch Health Companies, Inc.:
5% 1/30/28(b)		2,400,000	888,576
5.25% 1/30/30(b)		1,822,000	652,331
5.5% 11/1/25(b)		395,000	344,144
6.25% 2/15/29(b)		1,860,000	662,625
9% 12/15/25(b)		140,000	125,530
Jazz Securities DAC 4.375% 1/15/29 (b)		350,000	314,869
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		590,000	523,902
5.125% 4/30/31(b)		2,170,000	1,707,320
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,585,000	1,473,464
6.75% 3/1/28		1,145,000	1,148,836
7.875% 9/15/29		435,000	453,428
8.125% 9/15/31		265,000	279,556
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (b)		24,000	11,835
			8,827,811
TOTAL HEALTH CARE			46,028,602

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.1%
Bombardier, Inc.:
7.5% 3/15/25(b)		1,228,000	1,227,624
7.5% 2/1/29(b)		2,175,000	2,155,038
7.875% 4/15/27(b)		605,000	605,480
8.75% 11/15/30(b)		475,000	486,305
Howmet Aerospace, Inc.:
5.9% 2/1/27		100,000	100,648
5.95% 2/1/37		40,000	39,322
6.875% 5/1/25		100,000	101,201
Moog, Inc. 4.25% 12/15/27 (b)		30,000	27,838
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		565,000	594,979
The Boeing Co.:
5.805% 5/1/50		800,000	780,250
5.93% 5/1/60		625,000	606,685
TransDigm, Inc.:
4.625% 1/15/29		950,000	857,071
5.5% 11/15/27		1,379,000	1,325,564
6.25% 3/15/26(b)		2,545,000	2,527,441
6.75% 8/15/28(b)		795,000	795,000
6.875% 12/15/30(b)		2,086,000	2,088,608
7.125% 12/1/31(b)		753,000	765,906
7.5% 3/15/27		425,000	425,148
			15,510,108
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		155,000	154,940
Rand Parent LLC 8.5% 2/15/30 (b)		770,000	727,833
			882,773
Building Products - 0.4%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		40,000	37,987
6.375% 6/15/30(b)		435,000	427,388
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		40,000	39,100
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (b)(e)		225,000	199,011
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		275,000	235,899
6.375% 6/15/32(b)		294,000	289,282
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		900,000	706,500
Griffon Corp. 5.75% 3/1/28		150,000	141,770
Jeld-Wen, Inc. 4.625% 12/15/25 (b)		225,000	215,438
Masonite International Corp.:
3.5% 2/15/30(b)		250,000	211,290
5.375% 2/1/28(b)		48,000	45,600
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		350,000	296,538
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)		840,000	781,870
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		180,000	164,000
PGT Innovations, Inc. 4.375% 10/1/29 (b)		684,000	647,306
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28		650,000	606,080
4.75% 4/1/29		75,000	66,748
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,370,000	1,200,849
			6,312,656
Commercial Services & Supplies - 1.3%
ACCO Brands Corp. 4.25% 3/15/29 (b)		560,000	484,832
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,335,000	1,016,349
6.625% 7/15/26(b)		1,289,000	1,252,500
9.75% 7/15/27(b)		2,163,000	1,990,190
APX Group, Inc. 5.75% 7/15/29 (b)		375,000	334,849
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)		985,000	854,454
4.625% 6/1/28(b)		715,000	620,599
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		855,000	886,490
Cimpress PLC 7% 6/15/26		65,000	62,888
Clean Harbors, Inc. 6.375% 2/1/31 (b)		95,000	94,273
CoreCivic, Inc.:
4.75% 10/15/27		90,000	81,000
8.25% 4/15/26		790,000	805,725
Covanta Holding Corp.:
4.875% 12/1/29(b)		655,000	543,650
5% 9/1/30		175,000	142,799
GFL Environmental, Inc.:
3.75% 8/1/25(b)		195,000	188,341
4% 8/1/28(b)		100,000	89,221
4.375% 8/15/29(b)		600,000	529,837
4.75% 6/15/29(b)		50,000	45,667
5.125% 12/15/26(b)		195,000	189,170
6.75% 1/15/31(b)		505,000	509,419
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		346,000	340,808
Madison IAQ LLC:
4.125% 6/30/28(b)		1,200,000	1,066,043
5.875% 6/30/29(b)		835,000	700,557
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,015,000	946,488
NorthRiver Midstream Finance LP 5.625% 2/15/26 (b)		470,000	457,075
PowerTeam Services LLC 9.033% 12/4/25 (b)		700,000	639,279
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(b)		695,000	687,404
6.25% 1/15/28(b)		900,000	864,240
Stericycle, Inc.:
3.875% 1/15/29(b)		480,000	423,237
5.375% 7/15/24(b)		155,000	154,368
The GEO Group, Inc.:
6% 4/15/26		50,000	46,750
9.5% 12/31/28(b)		650,000	620,750
VT Topco, Inc. 8.5% 8/15/30 (b)		175,000	179,188
Williams Scotsman, Inc. 7.375% 10/1/31 (b)		403,000	412,715
			18,261,155
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		130,000	126,388
Amsted Industries, Inc. 4.625% 5/15/30 (b)		540,000	464,747
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		75,000	66,434
Cloud Crane LLC 11.5% 9/1/28 (b)		500,000	499,250
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		110,000	90,753
Pike Corp.:
5.5% 9/1/28(b)		74,000	67,399
8.625% 1/31/31(b)		475,000	480,286
Railworks Holdings LP 8.25% 11/15/28 (b)		410,000	402,879
SRS Distribution, Inc. 6% 12/1/29 (b)		1,305,000	1,135,350
			3,333,486
Electrical Equipment - 0.3%
Albion Financing 1 SARL 6.125% 10/15/26 (b)		605,000	590,601
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		510,000	400,350
Regal Rexnord Corp.:
6.05% 2/15/26(b)		300,000	299,476
6.05% 4/15/28(b)		195,000	191,857
6.3% 2/15/30(b)		195,000	192,707
Sensata Technologies BV:
4% 4/15/29(b)		760,000	682,317
5% 10/1/25(b)		40,000	39,352
5.875% 9/1/30(b)		785,000	753,315
Wesco Distribution, Inc.:
7.125% 6/15/25(b)		150,000	150,213
7.25% 6/15/28(b)		540,000	549,094
			3,849,282
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(b)		650,000	589,008
5.375% 3/1/29(b)		150,000	135,191
RXO, Inc. 7.5% 11/15/27 (b)		175,000	179,657
Uber Technologies, Inc.:
7.5% 5/15/25(b)		510,000	519,563
8% 11/1/26(b)		765,000	777,602
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (b)		890,000	858,102
XPO, Inc.:
6.25% 6/1/28(b)		305,000	301,317
7.125% 6/1/31(b)		90,000	90,970
			3,451,410
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/28 (b)		295,000	303,850
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		360,000	313,431
			617,281
Machinery - 0.4%
Chart Industries, Inc.:
7.5% 1/1/30(b)		325,000	331,470
9.5% 1/1/31(b)		200,000	213,470
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	489,523
5% 9/15/26(e)		25,000	24,560
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,305,000	1,151,663
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		335,000	333,325
Terex Corp. 5% 5/15/29 (b)		435,000	398,862
Titan International, Inc. 7% 4/30/28		425,000	410,397
Trinity Industries, Inc. 7.75% 7/15/28 (b)		275,000	280,500
Vertical Holdco GmbH 7.625% 7/15/28 (b)		1,581,000	1,500,788
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,435,000	1,363,377
			6,497,935
Marine Transportation - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		85,000	82,821
Seaspan Corp. 5.5% 8/1/29 (b)		480,000	374,400
			457,221
Passenger Airlines - 0.4%
Air Canada 3.875% 8/15/26 (b)		145,000	135,345
American Airlines, Inc.:
7.25% 2/15/28(b)		300,000	296,293
8.5% 5/15/29(b)(i)		115,000	118,627
11.75% 7/15/25(b)		75,000	82,076
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		1,220,833	1,201,859
5.75% 4/20/29(b)		1,520,000	1,456,220
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		200,000	159,097
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		247,500	246,137
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		130,000	93,600
United Airlines, Inc.:
4.375% 4/15/26(b)		625,000	594,332
4.625% 4/15/29(b)		1,205,000	1,075,715
			5,459,301
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		175,000	162,852
CoreLogic, Inc. 4.5% 5/1/28 (b)		265,000	221,938
Korn Ferry 4.625% 12/15/27 (b)		75,000	70,748
TriNet Group, Inc.:
3.5% 3/1/29(b)		250,000	217,500
7.125% 8/15/31(b)		90,000	90,900
			763,938
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (b)		200,000	186,866
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		430,000	429,520
FLY Leasing Ltd. 7% 10/15/24 (b)		55,000	50,824
Fortress Transportation & Infrastructure Investors LLC:
5.5% 5/1/28(b)		125,000	117,386
7.875% 12/1/30(b)		190,000	193,290
Foundation Building Materials, Inc. 6% 3/1/29 (b)		650,000	557,375
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)		2,280,000	2,018,778
United Rentals North America, Inc.:
3.75% 1/15/32		150,000	127,228
3.875% 2/15/31		945,000	823,123
4% 7/15/30		877,000	781,458
4.875% 1/15/28		525,000	504,939
5.25% 1/15/30		100,000	95,542
			5,886,329
TOTAL INDUSTRIALS			71,282,875

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
CommScope, Inc. 4.75% 9/1/29 (b)		345,000	216,488
HTA Group Ltd. 7% 12/18/25 (b)		725,000	707,977
Hughes Satellite Systems Corp. 6.625% 8/1/26		1,155,000	908,413
IHS Netherlands Holdco BV 8% 9/18/27 (b)		95,000	82,888
ViaSat, Inc.:
5.625% 9/15/25(b)		1,150,000	1,098,250
5.625% 4/15/27(b)		775,000	717,844
7.5% 5/30/31(b)		625,000	446,875
			4,178,735
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		500,000	452,512
Likewize Corp. 9.75% 10/15/25 (b)		585,000	587,460
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		95,000	80,318
TTM Technologies, Inc. 4% 3/1/29 (b)		885,000	786,792
			1,907,082
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (b)		580,000	462,799
Gartner, Inc.:
3.625% 6/15/29(b)		434,000	387,792
4.5% 7/1/28(b)		255,000	238,837
GCI LLC 4.75% 10/15/28 (b)		720,000	646,402
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		610,000	537,163
5.25% 12/1/27(b)		440,000	425,646
Presidio Holdings, Inc. 8.25% 2/1/28 (b)		845,000	822,811
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		475,000	194,365
5.375% 12/1/28(b)		465,000	139,613
Sabre GLBL, Inc. 11.25% 12/15/27 (b)		330,000	299,006
Tempo Acquisition LLC 5.75% 6/1/25 (b)		260,000	256,694
Twilio, Inc.:
3.625% 3/15/29		350,000	308,399
3.875% 3/15/31		540,000	465,866
Virtusa Corp. 7.125% 12/15/28 (b)		80,000	63,190
			5,248,583
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp.:
4.75% 4/15/29(b)		35,000	33,067
5.95% 6/15/30(b)		2,510,000	2,424,551
Entegris, Inc. 3.625% 5/1/29 (b)		175,000	152,990
			2,610,608
Software - 1.2%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		795,000	737,363
Boxer Parent Co., Inc.:
7.125% 10/2/25(b)		745,000	744,069
9.125% 3/1/26(b)		605,000	604,999
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		1,920,000	1,918,349
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		425,000	380,322
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,155,000	1,063,615
9% 9/30/29(b)		2,600,000	2,339,899
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		765,000	784,729
Elastic NV 4.125% 7/15/29 (b)		170,000	151,766
Fair Isaac Corp.:
4% 6/15/28(b)		1,070,000	984,363
5.25% 5/15/26(b)		575,000	562,781
Gen Digital, Inc.:
5% 4/15/25(b)		815,000	808,399
6.75% 9/30/27(b)		765,000	770,116
7.125% 9/30/30(b)		995,000	1,016,682
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		405,000	344,232
McAfee Corp. 7.375% 2/15/30 (b)		1,785,000	1,541,971
MicroStrategy, Inc. 6.125% 6/15/28 (b)		545,000	502,564
NCR Voyix Corp.:
5.125% 4/15/29(b)		625,000	572,406
5.25% 10/1/30(b)		155,000	136,251
Open Text Corp. 3.875% 2/15/28 (b)		225,000	204,775
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		345,000	305,327
4.125% 12/1/31(b)		385,000	328,818
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		75,000	72,582
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		120,000	93,496
			16,969,874
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
5.75% 12/1/34		245,000	224,681
8.25% 12/15/29(b)		85,000	90,273
8.5% 7/15/31(b)		105,000	112,206
			427,160
TOTAL INFORMATION TECHNOLOGY			31,342,042

MATERIALS - 3.5%
Chemicals - 1.2%
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (b)		300,000	206,224
Avient Corp. 7.125% 8/1/30 (b)		1,027,000	1,032,940
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		500,000	515,050
Celanese U.S. Holdings LLC:
6.55% 11/15/30		290,000	297,378
6.7% 11/15/33		1,065,000	1,103,514
CVR Partners LP 6.125% 6/15/28 (b)		1,005,000	922,037
Element Solutions, Inc. 3.875% 9/1/28 (b)		182,000	161,733
Gpd Companies, Inc. 10.125% 4/1/26 (b)		545,000	495,499
GrafTech Finance, Inc. 4.625% 12/15/28 (b)		450,000	301,824
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	206,549
Invictus U.S. Newco LLC 5% 10/30/29 (b)		550,000	446,949
Iris Holding, Inc. 10% 12/15/28 (b)		550,000	436,026
Itelyum Regeneration SpA 4.625% 10/1/26 (b)	EUR	215,000	215,897
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		209,500	153,792
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 7% 12/31/27 (b)		475,000	439,769
LSB Industries, Inc. 6.25% 10/15/28 (b)		160,000	149,132
Methanex Corp.:
5.125% 10/15/27		1,041,000	981,403
5.25% 12/15/29		565,000	520,145
5.65% 12/1/44		602,000	485,252
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		435,000	343,215
4.875% 6/1/24(b)		108,000	106,773
5% 5/1/25(b)		200,000	193,871
5.25% 6/1/27(b)		122,000	109,818
8.5% 11/15/28(b)		110,000	113,630
Nufarm Australia Ltd. 5% 1/27/30 (b)		510,000	451,814
Olin Corp. 5% 2/1/30		375,000	344,334
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		380,000	329,665
6.25% 10/1/29(b)		405,000	332,228
9.75% 11/15/28(b)		985,000	1,013,126
Rain Carbon, Inc. 12.25% 9/1/29 (b)		375,000	382,500
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (b)		17,000	16,298
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		80,000	72,451
6.625% 5/1/29(b)		225,000	199,319
The Chemours Co. LLC:
4.625% 11/15/29(b)		325,000	273,072
5.375% 5/15/27		215,000	204,347
5.75% 11/15/28(b)		450,000	407,330
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,090,000	874,753
4.375% 2/1/32		60,000	47,646
TPC Group, Inc. 13% 12/16/27 (b)		170,000	172,065
Tronox, Inc. 4.625% 3/15/29 (b)		1,315,000	1,118,092
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		1,670,000	1,405,756
7.375% 3/1/31(b)		80,000	77,996
			17,661,212
Construction Materials - 0.3%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		630,000	619,248
Knife River Holding Co. 7.75% 5/1/31 (b)		150,000	154,059
Smyrna Ready Mix LLC:
6% 11/1/28(b)		470,000	446,605
8.875% 11/15/31(b)		285,000	289,874
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(b)		730,000	682,550
6.5% 3/15/27(b)		1,000,000	992,500
7.25% 1/15/31(b)(i)		605,000	605,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		40,000	36,248
White Cap Buyer LLC 6.875% 10/15/28 (b)		450,000	410,595
			4,236,679
Containers & Packaging - 0.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		948,279	488,097
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		535,000	425,144
6% 6/15/27(b)		805,000	781,280
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		640,000	469,936
5.25% 8/15/27(b)		310,000	227,625
Ball Corp.:
2.875% 8/15/30		100,000	82,842
4.875% 3/15/26		295,000	289,081
6% 6/15/29		1,280,000	1,277,194
6.875% 3/15/28		950,000	970,378
Berry Global, Inc. 4.875% 7/15/26 (b)		160,000	154,896
BWAY Holding Co. 7.875% 8/15/26 (b)		645,000	640,731
Cascades, Inc. 5.375% 1/15/28 (b)		475,000	447,714
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		220,000	211,689
8.75% 4/15/30(b)		285,000	255,740
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		640,000	563,200
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		550,000	479,331
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (b)(e)		266,000	222,110
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		537,000	481,404
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25(b)		300,000	297,858
7.25% 5/15/31(b)		240,000	238,202
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		375,000	340,781
Sealed Air Corp.:
5% 4/15/29(b)		720,000	671,212
6.875% 7/15/33(b)		425,000	425,813
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		510,000	504,495
7.25% 2/15/31(b)		555,000	568,154
Trident Holdings, Inc. 12.75% 12/31/28 (b)		745,000	785,975
TriMas Corp. 4.125% 4/15/29 (b)		75,000	65,197
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		19,000	18,268
8.5% 8/15/27(b)		17,000	15,459
			12,399,806
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		580,000	571,134
Arsenal AIC Parent LLC 8% 10/1/30 (b)		580,000	591,779
ATI, Inc.:
5.125% 10/1/31		495,000	435,713
7.25% 8/15/30		630,000	632,958
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		1,556,000	1,553,327
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)		425,000	413,452
Commercial Metals Co.:
3.875% 2/15/31		120,000	101,827
4.125% 1/15/30		360,000	315,153
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		210,000	204,404
Constellium NV 5.875% 2/15/26 (b)		145,000	143,182
Eldorado Gold Corp. 6.25% 9/1/29 (b)		505,000	452,480
ERO Copper Corp. 6.5% 2/15/30 (b)		984,000	841,468
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		860,000	686,538
8.625% 6/1/31(b)		500,000	398,750
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		100,000	87,251
4.5% 9/15/27(b)		115,000	108,540
5.875% 4/15/30(b)		725,000	697,015
Hecla Mining Co. 7.25% 2/15/28		1,800,000	1,779,235
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		420,000	398,995
6.125% 4/1/29(b)		1,474,000	1,389,356
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		50,000	40,363
4.625% 3/1/28(b)		89,000	78,834
Mineral Resources Ltd.:
8% 11/1/27(b)		100,000	100,193
8.5% 5/1/30(b)		345,000	348,781
9.25% 10/1/28(b)		830,000	858,386
New Gold, Inc. 7.5% 7/15/27 (b)		320,000	313,340
Novelis Corp.:
3.25% 11/15/26(b)		55,000	50,462
3.875% 8/15/31(b)		95,000	79,963
4.75% 1/30/30(b)		1,005,000	912,387
PMHC II, Inc. 9% 2/15/30 (b)		365,000	281,174
			14,866,440
Paper & Forest Products - 0.1%
LABL, Inc.:
5.875% 11/1/28(b)		155,000	135,397
6.75% 7/15/26(b)		35,000	33,268
8.25% 11/1/29(b)		525,000	420,000
9.5% 11/1/28(b)		160,000	154,400
10.5% 7/15/27(b)		818,000	743,352
Mercer International, Inc. 5.125% 2/1/29		125,000	104,391
SPA Holdings 3 OY 4.875% 2/4/28 (b)		380,000	320,858
			1,911,666
TOTAL MATERIALS			51,075,803

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		175,000	158,288
Iron Mountain, Inc. 4.5% 2/15/31 (b)		100,000	86,548
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(b)		950,000	800,375
5.75% 2/1/27		660,000	641,025
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,070,000	659,310
4.625% 8/1/29		430,000	307,141
5% 10/15/27		2,295,000	1,828,205
5.25% 8/1/26		80,000	69,611
Omega Healthcare Investors, Inc. 3.25% 4/15/33		441,000	337,174
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)		565,000	502,748
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		960,000	865,910
7.25% 7/15/28(b)		85,000	86,320
Safehold Operating Partnership LP 2.8% 6/15/31		216,000	168,070
SBA Communications Corp. 3.125% 2/1/29		215,000	187,230
Senior Housing Properties Trust:
4.375% 3/1/31		950,000	668,664
4.75% 5/1/24		325,000	306,961
4.75% 2/15/28		25,000	18,207
9.75% 6/15/25		340,000	337,260
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(b)		1,915,000	1,274,167
10.5% 2/15/28(b)		390,000	383,612
Uniti Group, Inc. 6% 1/15/30 (b)		865,000	560,935
VICI Properties LP / VICI Note Co.:
4.125% 8/15/30(b)		195,000	169,917
4.5% 1/15/28(b)		550,000	510,648
			10,928,326
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		143,200	123,689
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		805,000	764,750
Five Point Operation Co. LP 7.875% 11/15/25 (b)		569,000	544,690
Forestar Group, Inc. 3.85% 5/15/26 (b)		675,000	628,261
Greystar Real Estate Partners 7.75% 9/1/30 (b)		200,000	203,463
Howard Hughes Corp.:
4.125% 2/1/29(b)		855,000	733,163
4.375% 2/1/31(b)		928,000	770,240
5.375% 8/1/28(b)		1,380,000	1,293,750
Hunt Companies, Inc. 5.25% 4/15/29 (b)		850,000	729,426
Kennedy-Wilson, Inc. 4.75% 2/1/30		275,000	210,210
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,150,000	1,012,550
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		6,000	4,298
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		5,000	3,366
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		1,158,000	1,068,255
			8,090,111
TOTAL REAL ESTATE			19,018,437

UTILITIES - 1.9%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		365,000	305,387
3.75% 1/15/32(b)		45,000	36,176
4.75% 3/15/28(b)		165,000	154,408
DPL, Inc.:
4.125% 7/1/25		250,000	241,250
4.35% 4/15/29		35,000	31,716
FirstEnergy Corp. 3.4% 3/1/50		380,000	250,050
NextEra Energy Partners LP 4.5% 9/15/27 (b)		90,000	83,089
NRG Energy, Inc.:
3.375% 2/15/29(b)		195,000	166,891
3.625% 2/15/31(b)		1,240,000	1,013,896
3.875% 2/15/32(b)		450,000	367,875
5.25% 6/15/29(b)		922,000	858,956
PG&E Corp.:
5% 7/1/28		535,000	508,923
5.25% 7/1/30		3,475,000	3,264,294
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		1,225,000	1,106,762
5% 7/31/27(b)		1,627,000	1,548,400
5.5% 9/1/26(b)		205,000	201,223
5.625% 2/15/27(b)		1,822,000	1,772,279
7.75% 10/15/31(b)		1,055,000	1,079,723
			12,991,298
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		210,000	205,668
5.875% 8/20/26		375,000	366,191
9.375% 6/1/28(b)		230,000	235,955
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		810,000	773,861
5.875% 4/1/29(b)		1,575,000	1,449,736
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(b)		875,000	774,375
5.875% 3/1/27		210,000	207,264
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		600,000	528,357
			4,541,407
Independent Power and Renewable Electricity Producers - 0.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		515,000	461,948
Calpine Corp.:
3.75% 3/1/31(b)		50,000	42,843
4.5% 2/15/28(b)		540,000	509,636
5% 2/1/31(b)		685,000	605,637
5.125% 3/15/28(b)		4,824,000	4,540,025
Sunnova Energy Corp.:
5.875% 9/1/26(b)		230,000	186,473
11.75% 10/1/28(b)		20,000	17,154
Talen Energy Supply LLC 8.625% 6/1/30 (b)		1,445,000	1,513,812
TerraForm Global, Inc. 6.125% 3/1/26 (b)		755,000	730,463
TerraForm Power Operating LLC 5% 1/31/28 (b)		801,000	758,948
TransAlta Corp. 7.75% 11/15/29		205,000	211,118
			9,578,057
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)		515,000	500,107

TOTAL UTILITIES			27,610,869

TOTAL NONCONVERTIBLE BONDS			588,128,653
TOTAL CORPORATE BONDS (Cost $661,438,943)			591,036,883

U.S. Treasury Obligations - 1.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.5% 3/31/27 (j)(k)	2,570,000	2,419,113
2.625% 5/31/27	10,130,000	9,545,547
2.75% 4/30/27	2,175,000	2,060,897
3.875% 3/31/25	2,965,000	2,921,683
4.25% 5/31/25	5,930,000	5,872,785
4.5% 11/30/24	1,615,000	1,603,834
4.625% 2/28/25	1,240,000	1,233,558
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,372,425)		25,657,417

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (e) (Cost $1,085,700)	1,936,471	1,006,965

Common Stocks - 1.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Intelsat Emergence SA (c)(l)	104,734	3,999,791
Intelsat Jackson Holdings SA:
Series A rights (c)(l)	10,966	104,067
Series B rights (c)(l)	10,966	383,591
		4,487,449
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	12,177	977,935
Mesquite Energy, Inc. (c)(l)	46,770	3,749,579
		4,727,514
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.	2,461	581,239
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (l)	34,812	737,318
Danaher Corp.	2,132	476,097
		1,213,415
TOTAL HEALTH CARE		1,794,654
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
GTT Communications, Inc. (c)	24,499	795,238
MATERIALS - 0.4%
Chemicals - 0.4%
TPC Group, Inc. (c)(h)	164,025	3,895,594
Venator Materials PLC (l)	206,225,601	1,443,579
		5,339,173
Metals & Mining - 0.0%
Constellium NV (l)	41,600	723,840
TOTAL MATERIALS		6,063,013
UTILITIES - 0.1%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B (l)	5,547	918,084
TOTAL COMMON STOCKS (Cost $15,807,384)		18,785,952

Bank Loan Obligations - 2.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 12/30/27 (e)(f)(m)	490,216	422,811
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1886% 3/1/27 (e)(f)(m)	30,000	27,913
Lumen Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6806% 3/15/27 (e)(f)(m)	30,000	17,936
		468,660
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4201% 8/24/26 (e)(f)(m)	804,743	580,566
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(f)(m)	1,706,869	36,271
		616,837
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (e)(f)(m)	44,644	41,184
Xplornet Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/1/28 (f)(m)(n)	1,565,053	974,245
2LN, term loan CME Term SOFR 1 Month Index + 7.000% 9/30/29 (f)(m)(n)	375,000	97,110
		1,112,539
TOTAL COMMUNICATION SERVICES		2,198,036
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (e)(f)(m)	99,746	70,726
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(f)(m)	438,291	434,145
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (f)(m)(n)	50,000	49,500
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(m)	607,651	525,728
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(m)	20,000	9,000
		584,228
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4553% 7/21/28 (e)(f)(m)	1,100,202	1,089,199
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (e)(f)(m)	648,877	620,216
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (e)(f)(m)	140,000	125,300
		1,834,715
Household Durables - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (e)(f)(m)	233,762	231,572
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/6/28 (f)(m)(n)	1,694,200	1,442,188
		1,673,760
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (e)(f)(m)	953,329	915,434
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 2/5/26 (e)(f)(m)	589,366	589,402
		1,504,836
TOTAL CONSUMER DISCRETIONARY		6,102,410
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9345% 2/7/28 (e)(f)(m)	678,645	648,954
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (e)(f)(m)	354,169	339,117
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(f)(m)	864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(d)(f)(m)	373,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (e)(f)(m)	120,000	115,200
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/11/26 (f)(m)(n)	685,000	683,788
		1,787,059
FINANCIALS - 0.4%
Insurance - 0.4%
Acrisure LLC Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3998% 2/15/27 (e)(f)(m)	323,350	322,138
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 11/6/27 (e)(f)(m)	35,359	35,381
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/20/29 (e)(f)(m)	6,595,000	5,823,385
		6,180,904
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (e)(f)(m)	411,585	170,120
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/8/27 (e)(f)(m)	53,886	52,903
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(m)	168,826	162,495
		385,518
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (e)(f)(m)	268,578	263,357
TOTAL HEALTH CARE		648,875
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(m)	434,842	358,745
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 12/21/28 (e)(f)(m)	138,208	138,611
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (e)(f)(m)	235,000	229,257
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (e)(f)(m)	165,000	150,068
		517,936
Construction & Engineering - 0.0%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(e)(f)(m)	87,550	85,142
Passenger Airlines - 0.1%
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (e)(f)(m)	757,500	779,937
Professional Services - 0.1%
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/2/28 (e)(f)(m)	431,696	404,448
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (c)(f)(m)(n)	415,000	406,700
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 8/27/25 (e)(f)(m)	172,699	172,663
		983,811
TOTAL INDUSTRIALS		2,725,571
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/25/26 (f)(m)(n)	176,104	134,751
IT Services - 0.1%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(m)	1,031,264	649,697
Software - 0.6%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (e)(f)(m)	1,687,000	1,436,666
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/10/28 (e)(f)(m)	390,038	380,665
Boxer Parent Co., Inc. Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 5.500% 2/27/26 (f)(m)(n)	440,000	438,077
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(m)	6,732	6,625
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(m)	288,268	283,655
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (e)(f)(m)	247,417	243,839
RealPage, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 0.000% 2/17/29 (f)(m)(n)	750,000	744,060
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (f)(m)(n)	537,916	496,566
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (e)(f)(m)	114,127	114,162
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(m)	1,913,212	1,913,212
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(m)	2,874,807	2,873,025
		8,930,552
TOTAL INFORMATION TECHNOLOGY		9,715,000
MATERIALS - 0.1%
Chemicals - 0.1%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(m)	337,450	321,337
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(m)	92,764	92,029
Venator Materials LLC 1LN, term loan:
CME Term SOFR 1 Month Index + 8.000% 10/12/28 (f)(m)(n)	390,756	381,475
CME Term SOFR 1 Month Index + 8.000% 10/12/28 (f)(m)(n)	41,041	40,067
		834,908
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6234% 4/13/29 (e)(f)(m)	77,090	76,439
TOTAL MATERIALS		911,347
UTILITIES - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC:
1LN, term loan 0% 7/20/28 (c)(e)(m)	181,637	181,637
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (f)(m)(n)	1,651,509	333,539
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 6/23/25 (e)(f)(m)	879,149	878,736
		1,393,912
TOTAL BANK LOAN OBLIGATIONS (Cost $37,541,133)		31,663,114

Fixed-Income Funds - 51.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 51.9%
Artisan High Income Fund Investor Shares	24,563,348	215,911,792
BlackRock High Yield Bond Portfolio Class K	16,829,304	115,112,439
Eaton Vance Income Fund of Boston Class A	22,974,048	114,870,241
Fidelity Capital & Income Fund (o)	14,568,468	137,089,286
MainStay High Yield Corporate Bond Fund Class A	24,860,160	125,543,810
Vanguard High-Yield Corporate Fund Admiral Shares	9,337,157	49,206,818

TOTAL FIXED-INCOME FUNDS (Cost $744,725,618)		757,734,386

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (e)(f)(p)	822,000	780,826
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (e)(f)(p)	170,000	152,203
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (e)(f)(p)	395,000	375,943
		1,308,972
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.875% (e)(p)	380,000	347,707
Citigroup, Inc. 3.875% (e)(p)	25,000	21,754
JPMorgan Chase & Co.:
4.6% (e)(p)	275,000	263,957
6.1% (e)(p)	380,000	378,027
Wells Fargo & Co. 5.9% (e)(p)	205,000	201,773
		1,213,218
Capital Markets - 0.0%
Charles Schwab Corp. 4% (e)(p)	240,000	181,230
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(p)	240,000	168,920
4.7% (e)(p)	255,000	164,367
		333,287
TOTAL FINANCIALS		1,727,735
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)	480,000	463,852
Air Lease Corp. 4.125% (e)(p)	345,000	254,354
Aircastle Ltd. 5.25% (b)(e)(p)	311,000	259,575
		977,781
UTILITIES - 0.3%
Electric Utilities - 0.0%
NRG Energy, Inc. 10.25% (b)(e)(p)	450,000	445,746
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(e)(p)	1,225,000	1,163,750
8% (b)(e)(p)	3,495,000	3,418,599
		4,582,349
TOTAL UTILITIES		5,028,095
TOTAL PREFERRED SECURITIES (Cost $9,032,766)		9,042,583

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (q)	2,863,678	2,864,250
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (r)	12,462,749	12,462,749
TOTAL MONEY MARKET FUNDS (Cost $15,326,852)		15,326,999

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,511,330,821)	1,450,254,299
NET OTHER ASSETS (LIABILITIES) - 0.7% (s)	10,802,953
NET ASSETS - 100.0%	1,461,057,252

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	42	Mar 2024	4,611,469	30,811	30,811
CBOT 2-Year U.S. Treasury Note Contracts (United States)	27	Mar 2024	5,520,445	17,440	17,440
CBOT 5-Year U.S. Treasury Note Contracts (United States)	71	Mar 2024	7,586,461	62,270	62,270

TOTAL PURCHASED					110,521

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Mar 2024	582,188	(3,023)	(3,023)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Mar 2024	738,000	(9,806)	(9,806)

TOTAL SOLD					(12,829)

TOTAL FUTURES CONTRACTS					97,692
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	534,285	GBP	439,323	Barclays Bank PLC	1/19/24	(20,564)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(20,564)
Unrealized Appreciation						0
Unrealized Depreciation						(20,564)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 41		Dec 2028	ICE	(5%)	Quarterly	13,325,400	(500,156)	0	(500,156)

Sell Protection
Community Health Systems, Inc.	Caa2	Dec 2026	ICE	5%	Quarterly	484,000	(154,093)	0	(154,093)

TOTAL CREDIT DEFAULT SWAPS							(654,249)	0	(654,249)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $482,355,892 or 33.0% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,305,550 or 0.4% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,661,039.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,254,539.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)	Affiliated Fund
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	The rate quoted is the annualized seven-day yield of the fund at period end.
(s)	Includes $195,000 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	632,128

SilverBow Resources, Inc. 7.5% 12/15/28	11/30/23	739,900

TPC Group, Inc.	12/16/22	1,776,472

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,863,615	57,378,063	59,377,428	170,161	-	-	2,864,250	0.0%
Total	4,863,615	57,378,063	59,377,428	170,161	-	-	2,864,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	154,562,357	5,294,335	25,854,027	5,294,315	(513,661)	3,600,282	137,089,286
	154,562,357	5,294,335	25,854,027	5,294,315	(513,661)	3,600,282	137,089,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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